FINANCIAL RISK MANAGEMENT (Details) £ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£)		Dec. 31, 2018 GBP (£)		Dec. 31, 2017 GBP (£)	[4]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Assets obtained by taking possession of collateral or calling on other credit enhancements		£ 413		£ 245
Loans and Advances to Customers Exposure [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Percentage of Exposure		62.00%
Financial, Business and other Services Exposure [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Percentage of Exposure		15.00%
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Debt securities		£ 5,325		5,095
Financial assets, at fair value		35,395		58,917
Financial assets at fair value through profit or loss, classified as held for trading		290		19,462
Derivative financial assets		8,494	[1]	11,293	[2]
Reverse repurchase agreements and cash collateral on securities borrowed		51,624		35,879
Loans and advances to customers		474,470		464,044
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		4,317		6,769
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		1,693		2,186
Gross loan commitments		116,434		118,514
Repurchase agreements and cash collateral on securities lent				10,258
Derivative, Notional Amount		2,623,228		2,920,059
Interest expense	[3]	3,878		3,462	[4]	£ 3,489
The Group [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		408		461
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		388		481
The Group [member] | Collateralised Loan [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		50,130		37,765
The Group [member] | Reverse Repurchase Agreement [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		0
The Group [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		17,127
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value				18,910
Collateral sold or repledged in absence of default by owner of collateral, at fair value				17,121
The Group [member] | Undated subordinated liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Interest expense		28		27
The Group [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value				14,148
The Group [member] | Net Credit Risk [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets		4,317		6,769
The Group [member] | Cash collateral received/pledged [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets		2,186		1,693
The Group [member] | OECD Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets		120		94
The Group [member] | Irrevocable Loan Commitments And Contingencies [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		12,391		10,661
Gross loan commitments		49,199		51,242
The Group [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		160,942		150,971
Hedging instrument, assets		467		760
Gains (losses) on hedging instrument, fair value hedges		353		125
Gains (losses) on hedged item attributable to hedged risk, fair value hedges		200		77
The Group [member] | Interest rate risk [member] | Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		417,718		556,945
Hedging instrument, liabilities		393		486
Gain (loss) on hedge ineffectiveness		131		(25)
The Group [member] | Currency risk [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Structural Foreign Currency Exposures		52		112
The Group [member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Repurchase agreements and cash collateral on securities lent		18,105		21,170
The Group [member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		9,530		1,818
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Debt securities		5,241		4,960
Financial assets, at fair value		36,501		59,482
Financial assets at fair value through profit or loss, classified as held for trading		290		19,420
Derivative financial assets		13,638		15,431
Reverse repurchase agreements and cash collateral on securities borrowed		51,624		35,879
Loans and advances to customers		177,569		172,315
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		10,326		12,025
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		857		786
Gross loan commitments		52,549		57,897
Repurchase agreements and cash collateral on securities lent				10,258
Derivative, Notional Amount		2,805,976		3,102,660
The Bank [member] | Loans and Advances to Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		408		461
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		388		481
The Bank [member] | Collateralised Loan [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		50,130		37,765
The Bank [member] | Reverse Repurchase Agreement [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		0
The Bank [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		17,127
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value				18,910
Collateral sold or repledged in absence of default by owner of collateral, at fair value				17,121
The Bank [member] | Undated subordinated liabilities [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Interest expense		21		19
The Bank [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value				14,148
The Bank [member] | Net Credit Risk [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets		10,326		12,025
The Bank [member] | Cash collateral received/pledged [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets		786		857
The Bank [member] | OECD Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative financial assets		66		32
The Bank [member] | Irrevocable Loan Commitments And Contingencies [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		1,120		698
Gross loan commitments		29,961		32,912
The Bank [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		66,833		153,223
Hedging instrument, assets		60		871
Gains (losses) on hedging instrument, fair value hedges		120		262
Gains (losses) on hedged item attributable to hedged risk, fair value hedges		163		320
The Bank [member] | Interest rate risk [member] | Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		130,477		146,018
Hedging instrument, liabilities		26
Gain (loss) on hedge ineffectiveness		62		(21)
The Bank [member] | Currency risk [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Structural Foreign Currency Exposures		2		6
The Bank [member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Repurchase agreements and cash collateral on securities lent		2,645		1,193
The Bank [member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		9,530		1,818
Other [member] | Sub-Investment Grade [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Debt securities				6
Financial assets, at fair value		60		52
Financial assets at fair value through profit or loss, classified as held for trading
Derivative financial assets		953		1,282
Other [member] | Sub-Investment Grade [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Debt securities
Financial assets, at fair value
Financial assets at fair value through profit or loss, classified as held for trading
Derivative financial assets		135		488
Other [member] | Not Rated [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Debt securities		1		22
Financial assets, at fair value				190
Financial assets at fair value through profit or loss, classified as held for trading
Derivative financial assets		372		54
Other [member] | Not Rated [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Debt securities
Financial assets, at fair value				5
Financial assets at fair value through profit or loss, classified as held for trading
Derivative financial assets		75		52
Stock Borrowing [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		8,867		45,025
Stock Borrowing [member] | The Group [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		7,630		43,701
Stock Borrowing [member] | The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		8,453		16,029
Stock Borrowing [member] | The Bank [member] | Trading & other financial assets at fair value through profit or loss [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value		8,178		14,809
Collateral Pledged [Member] | The Group [member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Repurchase agreements and cash collateral on securities lent		17,545		19,615
Collateral Pledged [Member] | The Group [member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		9,221		1,710
Collateral Pledged [Member] | The Bank [member] | Deposits From Banks [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Repurchase agreements and cash collateral on securities lent		2,118		1,188
Collateral Pledged [Member] | The Bank [member] | Deposits from Customers [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed		9,221		1,710
Interest Rate Benchmark Reform Amendments [Member] | The Group [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		102,969
Interest Rate Benchmark Reform Amendments [Member] | The Group [member] | Interest rate risk [member] | Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 26,774
Nominal amount of hedging instrument		576,356,000,000
Interest Rate Benchmark Reform Amendments [Member] | The Bank [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 18,977
Interest Rate Benchmark Reform Amendments [Member] | The Bank [member] | Interest rate risk [member] | Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 12,421
Nominal amount of hedging instrument		194,827,000,000
Interest Rate Benchmark Reform Amendments [Member] | Assets held to hedge liabilities arising from financing activities [member] | The Group [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 45,183
Interest Rate Benchmark Reform Amendments [Member] | Assets held to hedge liabilities arising from financing activities [member] | The Bank [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		38,328
Interest Rate Benchmark Reform Amendments [Member] | Sterling LIBOR [Member] | The Group [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 98,278
Nominal amount of hedging instrument		116,211,000,000
Interest Rate Benchmark Reform Amendments [Member] | Sterling LIBOR [Member] | The Group [member] | Interest rate risk [member] | Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 23,467
Nominal amount of hedging instrument		391,417,000,000
Interest Rate Benchmark Reform Amendments [Member] | Sterling LIBOR [Member] | The Bank [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 14,286
Nominal amount of hedging instrument		25,070,000,000
Interest Rate Benchmark Reform Amendments [Member] | Sterling LIBOR [Member] | The Bank [member] | Interest rate risk [member] | Cash flow hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 12,421
Nominal amount of hedging instrument		130,477,000,000
Interest Rate Benchmark Reform Amendments [Member] | Sterling LIBOR [Member] | Assets held to hedge liabilities arising from financing activities [member] | The Group [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		£ 5,890
Interest Rate Benchmark Reform Amendments [Member] | Sterling LIBOR [Member] | Assets held to hedge liabilities arising from financing activities [member] | The Bank [member] | Interest rate risk [member] | Fair value hedges [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Derivative, Notional Amount		4,824
Stage 3 [member] | Retail Non-Mortgage [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to customers		610		631
Allowance for Impairment Losses		368		366
Stage 3 [member] | The Group [member] | Commercial loans [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to customers		750		658
Allowance for Impairment Losses		167		215
Stage 3 [member] | The Group [member] | Accumulated impairment [member] | Commercial loans [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value				590
Stage 3 [member] | The Bank [member] | Accumulated impairment [member] | Commercial loans [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value		744
Stage 3 [member] | Partial Write Off [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to banks and customers		205		250
Loans and advances to banks and customers, outstanding		1,700		2,200
Stage 2 and Stage 3 [member] | The Group [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to banks and customers		219		1,000
Stage 1 and Stage 2 [member] | Retail Non-Mortgage [member]
FINANCIAL RISK MANAGEMENT (Details) [Line Items]
Loans and advances to customers		£ 54,042		£ 52,450

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2019: 953 million for the Group and 135 million for the Bank; 2018: 1,282 million for the Group and 488 million for the Bank) and not rated (2019: 372 million for the Group and 75 million for the Bank; 2018: 54 million for the Group and 52 million for the Bank).
[3]	Includes 119 million (2018: 10 million; 2017: 50 million) of interest expense on assets with negative interest rates.
[4]	Restated, see note 1.